(fidelity_logo_graphic)(Registered Trademark)

December 20, 2006

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re: Fidelity Rutland Square Trust (the trust):

PAS U.S. Opportunity Fund of Funds (the fund)

File Nos. 333-109560 and 811-21439

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Stuart E. Fross

Stuart E. Fross

Secretary